VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.6%
Australia: 4.1%
Allkem Ltd. *	385,777	$3,411,622
Ecograf Ltd. * †	627,480	127,149
Glencore Plc (GBP)	2,044,400	10,743,347
		14,282,118
Brazil: 2.7%
Vale SA (ADR)	368,600	4,909,752
Yamana Gold, Inc. (USD)	708,000	3,207,240
Yara International ASA (NOK)	41,300	1,449,430
		9,566,422
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) *	661,300	230,989
Canada: 7.1%
Agnico Eagle Mines Ltd. (USD)	111,422	4,705,351
Alamos Gold, Inc. (USD)	39,241	290,776
Barrick Gold Corp. (USD)	301,574	4,674,397
Euro Manganese, Inc. (AUD) *	911,235	163,256
Kinross Gold Corp. (USD)	714,500	2,686,520
Nouveau Monde Graphite, Inc. (USD) * †	76,000	410,400
Nutrien Ltd. (USD)	141,065	11,762,000
		24,692,700
Finland: 0.6%
Neste Oyj	48,900	2,131,527
Italy: 1.4%
Eni SpA	312,300	3,319,341
Saras SpA *	1,650,100	1,568,703
		4,888,044
Netherlands: 1.0%
OCI NV	100,056	3,663,207
Norway: 4.9%
Equinor ASA (ADR) †	364,100	12,055,351
FREYR Battery SA (USD) * †	162,400	2,312,576
FREYR Battery SA (USD) * ø	185,000	2,634,400
		17,002,327
South Africa: 3.7%
Anglo American Plc (GBP)	270,600	8,124,987
Sibanye Stillwater Ltd. (ADR) †	515,200	4,801,664
		12,926,651
Spain: 1.1%
Repsol SA	301,700	3,466,609
Soltec Power Holdings SA * †	51,100	212,671
		3,679,280
Turkey: 0.4%
Eldorado Gold Corp. (USD) *	218,700	1,318,761
United Kingdom: 2.0%
Endeavour Mining Plc (CAD)	191,700	3,536,045
Shell Plc (ADR)	70,200	3,493,152
		7,029,197
United States: 65.0%
5E Advanced Materials, Inc. * †	55,200	560,832
Baker Hughes Co.	190,500	3,992,880
	Number of Shares	Value
United States (continued)
Benson Hill, Inc. * †	211,800	$580,332
Bunge Ltd.	105,800	8,735,906
ChampionX Corp.	142,400	2,786,768
Chart Industries, Inc. * †	37,300	6,876,255
Chesapeake Energy Corp. †	90,400	8,516,584
Chevron Corp.	22,900	3,290,043
ConocoPhillips	104,143	10,657,995
Corteva, Inc.	155,133	8,865,851
Coterra Energy, Inc.	444,572	11,612,221
Darling Ingredients, Inc. *	49,900	3,300,885
Devon Energy Corp.	212,778	12,794,341
Diamondback Energy, Inc.	85,347	10,280,900
Enphase Energy, Inc. *	32,700	9,073,269
EQT Corp.	301,400	12,282,050
ESS Tech, Inc. * †	82,000	335,380
EVgo, Inc. * ø	157,000	1,241,870
Excelerate Energy, Inc.	90,100	2,108,340
Fluence Energy, Inc. * †	14,830	216,370
FMC Corp.	31,325	3,311,052
Freeport-McMoRan, Inc.	235,100	6,425,283
Halliburton Co.	185,000	4,554,700
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	124,246	3,718,683
Hess Corp.	74,800	8,152,452
Kirby Corp. *	76,000	4,618,520
Liberty Energy, Inc. *	463,980	5,883,266
Marathon Oil Corp.	159,000	3,590,220
Mosaic Co.	95,500	4,615,515
MP Materials Corp. *	108,300	2,956,590
Newmont Corp.	107,476	4,517,216
Ormat Technologies, Inc. †	55,800	4,809,960
PDC Energy, Inc.	59,600	3,444,284
Piedmont Lithium, Inc. *	60,400	3,230,796
Pioneer Natural Resources Co.	34,744	7,523,118
SolarEdge Technologies, Inc. *	48,500	11,225,810
Solid Power, Inc. *	36,800	193,568
Stem, Inc. * †	238,132	3,176,681
Stem, Inc. * ø	177,000	2,359,410
TuSimple Holdings, Inc. * †	42,990	326,724
Tyson Foods, Inc.	78,900	5,201,877
Union Pacific Corp.	10,500	2,045,610
Valero Energy Corp.	115,300	12,319,805
		226,310,212
Zambia: 2.5%
First Quantum Minerals Ltd. (CAD)	516,100	8,761,389
Total Common Stocks (Cost: $240,677,379)		336,482,824

WARRANTS: 0.1%
Norway: 0.1%
FREYR Battery SA, USD 11.50, exp. 09/01/27	55,100	308,008

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VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States: 0.0%
Benson Hill, Inc., USD 11.50, exp. 12/24/25	38,225	$15,290
Total Warrants (Cost: $106,931)		323,298

MONEY MARKET FUND: 3.4% (Cost: $11,947,688)
Invesco Treasury Portfolio - Institutional Class	11,947,688	11,947,688

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $252,731,998)		348,753,810
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.4%
Money Market Fund: 4.4% (Cost: $15,228,287)
State Street Navigator Securities Lending Government Money Market Portfolio	15,228,287	$15,228,287
Total Investments: 104.5% (Cost: $267,960,285)		363,982,097
Liabilities in excess of other assets: (4.5)%		(15,785,471)
NET ASSETS: 100.0%		$348,196,626

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $35,658,739.
ø	Restricted Security – the aggregate value of restricted securities is $6,235,680, or 1.8% of net assets

Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
EVgo, Inc.	06/30/2021	157,000	$1,570,000	$1,241,870	0.4%
FREYR Battery SA	07/06/2021	185,000	1,850,000	2,634,400	0.7%
Stem, Inc.	04/28/2021	177,000	1,770,000	2,359,410	0.7%
			$5,190,000	$6,235,680	1.8%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclical	0.4%	$1,241,870
Consumer Discretionary	0.0	193,568
Consumer Staples	5.1	17,834,290
Energy	43.0	149,824,649
Financials	1.1	3,718,683
Industrials	7.3	25,422,605
Information Technology	5.8	20,299,079
Materials	32.5	113,461,419
Utilities	1.4	4,809,960
Money Market Fund	3.4	11,947,688
	100.0%	$348,753,811
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